Common Shares and Treasury Stock (Tables)	12 Months Ended
May 31, 2021
Class of Stock Disclosures [Abstract]
Movement of the outstanding common shares and treasury stock
The movement of the outstanding common shares and treasury stock is listed as follows, taking into the consideration of 1 to 10
stock split on March 10, 2021.

	Number of common shares	Number of treasury stock
Shares outstanding as of June 1, 2019 (restated)	1,578,497,140	9,520,000
Reissuance of treasury stock for NES	6,903,660	(6,903,660)

Shares outstanding as of May 31, 2020 (restated)	1,585,400,800	2,616,340

Issuance of common share for NES	6,816,350	(2,616,340)
Dual listing common shares issued	97,865,000	—

Shares outstanding as of May 31, 2021	1,690,082,150	—